Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

17.Commitments and contingencies

Commitments

The Group did not have other significant capital commitments or significant guarantees as of December 31, 2022 and 2023, respectively.

Contingencies

Management records and discloses legal contingencies in accordance with ASC Topic 450, Contingencies. The Group establishes reserves for these contingencies at the best estimate, or if no one number within the range of possible losses is more probable than any other, the Group records a liability at the low end of the range of losses. Contingencies affecting the Group primarily relate to legal and regulatory matters, which are inherently difficult to evaluate and are subject to significant changes. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group monitors the stage of progress of its litigation matters to determine if any adjustments are required. The Group’s management does not expect any liability from the disposition of such claims and litigation individually or in aggregate would have a material adverse impact on the Group’s consolidated financial position, results of operations and cash flows.